Fair Value Measurements (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2020 ₪ / shares
Fair Value Measurements (Details) [Line Items]
Weighted average fair value of the warrants, percentage		50.00%
Convertible Preferred E-1 Shares [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)	$ 16
Exercise price	$ 15.95		$ 15.95
Expected volatility	78.07%
Risk free interest rates	0.76%
Dividend yield	0.00%
Expected term	4 years 2 months 1 day
Convertible Preferred E-1 Shares [Member] | Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)		$ 13.25
Convertible Preferred E-1 Shares [Member] | Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)		$ 13.4
Convertible Preferred E-1 Shares [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)			12.18
Exercise price per share (in Dollars per share)			$ 15.95
series E-1 Preferred share warrants [Member]
Fair Value Measurements (Details) [Line Items]
Expected volatility			69.11%
Risk free interest rates			1.82%
Dividend yield			0.00%
Expected term			2 years 3 months
Fair value (in Dollars) | $	$ 1,868		$ 563
series E-1 Preferred share warrants [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Expected volatility			64.03%
Risk free interest rates			1.87%
Dividend yield			0.00%
Expected term			5 months 1 day
Convertible Preferred D-2 Shares [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)			$ 10.29
Exercise price			$ 9.24
Expected volatility			69.11%
Risk free interest rates			1.82%
Dividend yield			0.00%
Expected term			2 years 3 months
Fair value (in Dollars) | $	$ 20,930		$ 11,275
Cashless ordinary shares (in Shares) | shares	475,049
Convertible Preferred D-2 Shares [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)	$ 16		$ 12.18
Exercise price	$ 9.24		$ 9.24
Expected volatility	82.48%		64.03%
Risk free interest rates	0.46%		1.87%
Dividend yield	0.00%		0.00%
Expected term	7 months 6 days		5 months 1 day
Convertible Preferred A shares [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)			$ 4.35
Convertible Preferred A shares [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)	$ 16
Series A Preferred Share Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Expected volatility			69.11%
Risk free interest rates			1.82%
Dividend yield			0.00%
Expected term			2 years 3 months
Fair value (in Dollars) | $			$ 403
Fair value of series A Preferred share warrants (in Dollars) | $	$ 816
Warrants exercised shares (in Shares) | shares	53,775
Series A Preferred Share Warrants [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price | ₪ / shares				₪ 0.84
Expected volatility			64.03%
Risk free interest rates			1.87%
Dividend yield	0.00%		0.00%
Expected term			5 months 1 day
Exercise price per share (in Dollars per share)			$ 12.18
Ordinary shares (in Shares) | shares	53,775